QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172
Investment Company Act file number

WORLD FUNDS TRUST
(Exact name of registrant as specified in charter)

8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235
(Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

With copy to:
The Law Offices of John H. Lively & Associates, Inc.
A member firm of the 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

(804) 267-7400
Registrant’s telephone number, including area code:

Date of fiscal year end: 12/31

Date of reporting period: 09/30/2016

ITEM 1. SCHEDULE OF INVESTMENTS

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2016 (unaudited)

COMMON STOCKS - 98.29%	Shares	Fair Value

AEROSPACE & DEFENSE - 3.77%
Kratos Defense & Security Solutions Inc.	24,463	$168,550

AUTO COMPONENTS - 3.67%
Stoneridge, Inc.	8,900	163,760

COMMERCIAL SERVICES & SUPPORT - 3.84%
Viad Corp.	4,657	171,704

COMMUNICATIONS EQUIPMENT - 11.36%
Lumentum Holdings Inc.	5,000	208,850
CalAmp Corp.	10,350	144,382
ViaSat, Inc.	2,062	153,928

		507,160

ELECTRONIC EQUIPMENT - 3.45%
Methode Electronics, Inc.	4,400	153,868

INTERNET & CATALOG RETAIL - 3.48%
Nutrisystem, Inc.	5,240	155,576

INTERNET SOFTWARE & SERVICES - 16.17%
Autobytel Inc.	9,891	176,060
Bazaarvoice Inc.	35,350	208,918
Intralinks Holdings, Inc.	17,546	176,513
RealNetworks, Inc.	36,056	160,810

		722,301

LEISURE PRODUCTS - 3.25%
Mattel, Inc.	4,800	145,344

MEDIA - 3.50%
Reading International, Inc. “A”	11,695	156,128

MULTILINE RETAIL - 3.28%
J. C. Penney Company, Inc.	15,891	146,515

PHARMACEUTICALS - 3.13%
Prestige Brands Holdings, Inc.	2,900	139,983

SEMICONDUCTOR - 11.42%
Marvell Technology Group Ltd.	11,718	155,498
ON Semiconductor Corp.	15,205	187,326
Skyworks Solutions, Inc.	2,198	167,356

		510,180

SOFTWARE - 14.35%
NetScout Systems, Inc.	5,521	161,489
Telenav Inc.	30,910	177,114
TiVo Corp.	7,699	149,976
Web.com Group Inc.	8,810	152,149

		640,728

SPECIALTY RETAIL - 6.85%
American Eagle Outfitters, Inc.	8,170	145,916
Dick’s Sporting Goods, Inc.	2,819	159,894

		305,810

TECHNOLOGY HARDWARE STORAGE - 6.77%
Finisar Corp.	4,929	146,884
TransAct Technologies Inc.	21,102	155,522

		302,406

TOTAL COMMON STOCKS - 98.29%		4,390,013

B. RILEY DIVERSIFIED EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2016 (unaudited)

MONEY MARKET - 0.80%
Fidelity Money Market, 0.05%	35,840	35,840

NET INVESTMENTS IN SECURITIES - 99.10%		4,425,853
Other assets, net of liabilities - 0.90%		40,371

NET ASSETS - 100.00%		$4,466,224

Notes: Fair Value Measurements (unaudited)
Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associates with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2016:

	Level 1	Level 2	Level 3

			Significant
		Other Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total

Common Stocks	$4,390,013	$-	$-	$4,390,013
Money Market	35,840	-	-	35,840

	$4,425,853	$-	$-	$4,425,853

At September 30, 2016, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal Income tax purpose is $3,662,059 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized apprection	$765,784
Gross unrealized depreciation	(37,830)

Net unrealized appreciation	$727,954

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No. Description of Exhibit

99.1 Certification of Principal Executive Officer

99.2 Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust
By:  /s/ John Pasco, III
       John Pasco, III Principal Executive Officer
Date: November 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ John Pasco, III
       John Pasco, III
       Principal Executive Officer
Date: November 16, 2016

By:  /s/ Karen Shupe
       Karen Shupe
       Principal Financial Officer
Date: November 16, 2016